/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending June 30 , 2001

MFS Intermediate Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker


































































































Total Shares Repurchased:  0
Remarks:	None.  0

MFS Intermediate Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer